Revenue - Contract Balances (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Contract liabilities at beginning of period	€ 6.1
Increases resulting from billing and invoices becoming due	16.7
Decreases resulting from satisfaction of performance obligations	(15.6)
Other	(0.5)
Contract liabilities at end of period	6.7	€ 6.1
Revenue recognized included in the contract liability balance at the beginning period	€ 5.3	€ 4.7